S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 18, 2025 USD ($) $ / shares shares
Founder Shares [Member] | General Purpose Acquisition Corp Services LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Founder Shares Subject to Forfeiture to the Underwriters Do Not Exercise their Overallotment Option [Member] | General Purpose Acquisition Corp Services LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	750,000
Private Placement Units [Mem ber] | General Purpose Acquisition Corp Services LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	400,000
Private Placement Units if the Underwriters’ Over-Allotment Option is Exercised in Full [Member] | General Purpose Acquisition Corp Services LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	430,000
Selling, General and Administrative Expenses [Member] | General Purpose Acquisition Corp Services LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount | $	$ 25,000
Sponsor Compensation Nature	Office space, secretarial and administrative services
Repayment of Loans [Member] | General Purpose Acquisition Corp Services LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount | $	$ 300,000
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses
Working Capital Loans [Member] | Sponsor, Officers or Directors, or Our or Their Affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount | $	$ 1,500,000
Sponsor Compensation Nature	Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination